UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Omega Advisors, Inc.
           --------------------------------------------------
Address:   Wall Street Plaza
           --------------------------------------------------
           88 Pine Street
           --------------------------------------------------
           New York, New York 10005
           --------------------------------------------------

Form 13F File Number:     28- 3530
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Leon G. Cooperman
           --------------------------------------------------
Title:     Chairman and CEO
           --------------------------------------------------
Phone:     212-495-5210
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Leon G. Cooperman         New York, New York        05/14/03
       ---------------------         ------------------        --------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        71
                                               -------------

Form 13F Information Table Value Total:        $1,394,285
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.      NONE


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                                                      Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                             VALUE     SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT    PRN CALL DISCRETION MANAGERS SOLE SHARED   NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ADVANCE AUTO PARTS INC             COM          00751Y106   50,875   1,100,000   SH       SOLE        1,100,000
-----------------------------------------------------------------------------------------------------------------------------------
AES CORP                           COM          00130H105   14,224   3,929,200   SH       SOLE        3,929,200
-----------------------------------------------------------------------------------------------------------------------------------
APRIA HEALTHCARE GROUP INC         COM          037933108   26,511   1,134,900   SH       SOLE        1,134,900
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO                COM          025816109      249       7,500   SH       SOLE            7,500
-----------------------------------------------------------------------------------------------------------------------------------
BAYCORP HLDGS CORP                 COM          072728108    1,635     124,403   SH       SOLE          124,403
-----------------------------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC CORP             CL B         101137107    4,076     100,000   SH       SOLE          100,000
-----------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP            CL A NY CABLVS  12686C109   16,100     847,819   SH       SOLE          847,819
-----------------------------------------------------------------------------------------------------------------------------------
CAMECO CORP                        COM          13321L108   16,201     588,900   SH       SOLE          588,900
-----------------------------------------------------------------------------------------------------------------------------------
CENDANT CORP                       COM          151313103   68,266   5,375,249   SH       SOLE        5,375,249
-----------------------------------------------------------------------------------------------------------------------------------
CHEVRONTEXACO CORP                 COM          166764100   10,674     165,100   SH       SOLE          165,100
-----------------------------------------------------------------------------------------------------------------------------------
CHIQUITA BRANDS INTL INC           COM          170032809   22,811   2,079,400   SH       SOLE        2,079,400
-----------------------------------------------------------------------------------------------------------------------------------
CNA FINL CORP                      COM          126117100   12,440     555,379   SH       SOLE          555,379
-----------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL ARLS INC               CL B         210795308    3,584     700,000   SH       SOLE          700,000
-----------------------------------------------------------------------------------------------------------------------------------
DEL MONTE FOODS CO                 COM          24522P103    3,656     490,100   SH       SOLE          490,100
-----------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNICATIONS NEW        CL A         278762109   44,903   1,554,800   SH       SOLE        1,554,800
-----------------------------------------------------------------------------------------------------------------------------------
EDISON INTL                        COM          281020107   40,046   2,925,200   SH       SOLE        2,925,200
-----------------------------------------------------------------------------------------------------------------------------------
EL PASO CORP                       COM          28336L109    3,025     500,000   SH       SOLE          500,000
-----------------------------------------------------------------------------------------------------------------------------------
ENCANA CORP                        COM          292505104    7,469     230,800   SH       SOLE          230,800
-----------------------------------------------------------------------------------------------------------------------------------
FORDING CDN COAL TRUST            TR UNIT       345425102      603      31,000   SH       SOLE           31,000
-----------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GO       CL B         35671D857   35,113   2,059,400   SH       SOLE        2,059,400
-----------------------------------------------------------------------------------------------------------------------------------
GAP INC DEL                        COM          364760108    2,970     205,000   SH       SOLE          205,000
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO                COM          369604103   18,623     730,300   SH       SOLE          730,300
-----------------------------------------------------------------------------------------------------------------------------------
GEMSTAR TV GUIDE INTL INC          COM          36866W106   12,277   3,346,200   SH       SOLE        3,346,200
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MOTORS CORP                CL H NEW     370442832   33,217   2,965,800   SH       SOLE        2,965,800
-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS GROUP INC            COM          38141G104    3,996      58,700   SH       SOLE           58,700
-----------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO                     COM          406216101   14,575     703,100   SH       SOLE          703,100
-----------------------------------------------------------------------------------------------------------------------------------
HANOVER COMPRESSOR CO              COM          410768105    9,615   1,479,200   SH       SOLE        1,479,200
-----------------------------------------------------------------------------------------------------------------------------------
HERCULES INC                       COM          427056106   35,688   4,102,100   SH       SOLE        4,102,100
-----------------------------------------------------------------------------------------------------------------------------------
HOLLINGER INTL INC                 CL A         435569108   13,573   1,718,100   SH       SOLE        1,718,100
-----------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC                     COM          437076102   29,230   1,199,900   SH       SOLE        1,199,900
-----------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC                 COM          438516106   12,389     580,000   SH       SOLE          580,000
-----------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                         COM          458140100      122       7,500   SH       SOLE            7,500
-----------------------------------------------------------------------------------------------------------------------------------
ISTAR FINL INC                     COM          45031U101   14,069     482,300   SH       SOLE          482,300
-----------------------------------------------------------------------------------------------------------------------------------
LABORATORY CORP AMER HLDGS         COM NEW      50540R409   33,175   1,118,900   SH       SOLE        1,118,900
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP NEW             COM SER A    530718105   36,418   3,742,864   SH       SOLE        3,742,864
-----------------------------------------------------------------------------------------------------------------------------------
MANOR CARE INC NEW                 COM          564055101   22,466   1,168,300   SH       SOLE        1,168,300
-----------------------------------------------------------------------------------------------------------------------------------
METRO GOLDWYN INC                  COM          591610100   10,287     979,700   SH       SOLE          979,700
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                     COM          594918104    3,874     160,000   SH       SOLE          160,000
-----------------------------------------------------------------------------------------------------------------------------------
MOHAWK INDS INC                    COM          608190104   29,570     616,813   SH       SOLE          616,813
-----------------------------------------------------------------------------------------------------------------------------------
MONSANTO CO NEW                    COM          611664101   18,267   1,113,818   SH       SOLE        1,113,818
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK CMNTY BANCORP INC         COM          649445103   24,654     827,300   SH       SOLE          827,300
-----------------------------------------------------------------------------------------------------------------------------------
NEWHALL LAND & FARMING CO CA     DEPOSITARY REC 651426108   35,681   1,227,400   SH       SOLE        1,227,400
-----------------------------------------------------------------------------------------------------------------------------------
NEXEN INC                          COM          6534H102     3,021     148,300   SH       SOLE          148,300
-----------------------------------------------------------------------------------------------------------------------------------
99 CENTS ONLY STORES               COM          65440K106    4,995     195,900   SH       SOLE          195,900
-----------------------------------------------------------------------------------------------------------------------------------
OXFORD HEALTH PLANS INC            COM          691471106   63,829   2,102,400   SH       SOLE        2,102,400
-----------------------------------------------------------------------------------------------------------------------------------
PARTNERRE LTD                      COM          G6852T105   22,623     450,200   SH       SOLE          450,200
-----------------------------------------------------------------------------------------------------------------------------------
PG&E CORP                          COM          69331C108   29,607   2,201,300   SH       SOLE        2,201,300
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACIA CORP                     COM          71713U102   87,817   2,028,100   SH       SOLE        2,028,100
-----------------------------------------------------------------------------------------------------------------------------------
PLACER DOME INC                    COM          725906101    1,632     166,500   SH       SOLE          166,500
-----------------------------------------------------------------------------------------------------------------------------------
PLATINUM UNDERWRITER HLDGS L       COM          G7127P100    3,866     152,500   SH       SOLE          152,500
-----------------------------------------------------------------------------------------------------------------------------------
PMI GROUP INC                      COM          69344M101    1,278      50,000   SH       SOLE           50,000
-----------------------------------------------------------------------------------------------------------------------------------
PROVIDIAN FINL CORP                COM          74406A102    7,865   1,199,000   SH       SOLE        1,199,000
-----------------------------------------------------------------------------------------------------------------------------------
RADIAN GROUP INC                   COM          75023601     1,335      40,000   SH       SOLE           40,000
-----------------------------------------------------------------------------------------------------------------------------------
RENAISSANCE RE HLDGS LTD           COM          G7496G103   18,836     470,300   SH       SOLE          470,300
-----------------------------------------------------------------------------------------------------------------------------------
RESOURCE AMERICA INC               CL A         761195205    3,728     468,300   SH       SOLE          468,300
-----------------------------------------------------------------------------------------------------------------------------------
ROYAL CARIBBEAN CRUISES LTD        COM          V7780T103   10,550     701,900   SH       SOLE          701,900
-----------------------------------------------------------------------------------------------------------------------------------
SAMINA SCI CORP                    COM          800907107   11,827   2,927,400   SH       SOLE        2,927,400
-----------------------------------------------------------------------------------------------------------------------------------
SEARS ROEBUCK & CO                 COM          812387108    7,245     300,000   SH       SOLE          300,000
-----------------------------------------------------------------------------------------------------------------------------------
SUNCOR ENERGY INC                  COM          867229106    7,706     442,300   SH       SOLE          442,300
-----------------------------------------------------------------------------------------------------------------------------------
TARGET CORP                        COM          87612E106   35,507   1,213,500   SH       SOLE        1,213,500
-----------------------------------------------------------------------------------------------------------------------------------
TENET HEALTHCARE CORP              COM          88033G100   61,493   3,682,200   SH       SOLE        3,682,200
-----------------------------------------------------------------------------------------------------------------------------------
TERADYNE INC                       COM          880770102    1,862     160,000   SH       SOLE          160,000
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRS INC                   COM          882508104      205      12,500   SH       SOLE           12,500
-----------------------------------------------------------------------------------------------------------------------------------
TOLL BROTHERS INC                  COM          889478103    2,606     135,000   SH       SOLE          135,000
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL SA                           ADR          882508104    7,023     111,000   SH       SOLE          111,000
-----------------------------------------------------------------------------------------------------------------------------------
TRANSOCEAN INC                     ORD          G90078109    9,035     441,800   SH       SOLE          441,800
-----------------------------------------------------------------------------------------------------------------------------------
TSAKOS ENERGY NAVIGATION LTD       SHS          G9108L108   10,150     780,764   SH       SOLE          780,764
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW                  COM          902124106   77,901   6,057,621   SH       SOLE        6,057,621
-----------------------------------------------------------------------------------------------------------------------------------
UNITRIN INC                        COM          913275103   16,627     717,600   SH       SOLE          717,600
-----------------------------------------------------------------------------------------------------------------------------------
USA INTERACTIVE                    COM          902984103   40,823   1,523,800   SH       SOLE        1,523,800
-----------------------------------------------------------------------------------------------------------------------------------
WESTAR ENERGY INC                  COM          95709T100   46,096   3,803,300   SH       SOLE        3,803,300
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